UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LL
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments

September 30, 2011
(Unaudited)

Number of Shares	Value
	COMMON STOCKS	99.0%
	CONSUMER DISCRETIONARY	18.5%
7,500	Casino Guichard-Perrachon S.A.		$585,549
126,000	Compass Group PLC		1,014,541
131,000	David Jones Ltd.		380,959
12,500	Honda Motor Co., Ltd.		368,410
176,500	Marks & Spencer Group PLC		858,145
4,380	PPR		567,139
11,800	Toyota Motor Corp.		406,624
106,000	Yue Yuen Industrial Holdings Ltd.		272,502
			4,453,869

	CONSUMER STAPLES	20.2%
12,000	British American Tobacco PLC		506,019
13,000	Diageo PLC		247,523
32,850	Henkel A.G. & Co. KGaA		1,438,663
23,700	Nestle S.A.		1,297,521
9,200	Pernod-Ricard S.A.		719,374
20,500	Unilever NV		647,256
			4,856,356

	ENERGY	20.3%
23,200	BG Group PLC		445,140
56,000	BP PLC		336,237
20,500	ENI SpA		360,209
86	Inpex Corp.		533,612
22,400	Modec, Inc.		397,435
19,200	Noble Corp.*		563,520
27,300	Royal Dutch Shell PLC A Shares		843,831
7,100	Saipem SpA		250,642
7,450	Technip S.A.		599,369
5,700	Transocean Ltd.		272,118
9,300	Woodside Petroleum Ltd.		290,869
			4,892,982

	FINANCIALS	14.1%
25,900	AXA S.A.		340,801
9,600	BNP Paribas		383,428
4,000	Commonwealth Bank of Australia		175,447
4,300	Deutsche Bank AG		150,426
43,000	HSBC Holdings PLC		332,449
40,200	ING Groep NV*		284,949
3,100	MS&AD Insurance Group Holdings		67,401
6,000	ORIX Corp.		472,282
79,200	Oversea-Chinese Banking Corp. Ltd.		488,626
40,700	Prudential PLC		350,674

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)

September 30, 2011
(Unaudited)

Number of Shares	Value
14,100	Tokio Marine Holdings, Inc.		$358,627
			3,405,110

	HEALTH CARE	6.8%
11,500	Fresenius Medical Care AG & Co. KGaA		779,841
5,400	Roche Holding AG		868,029
			1,647,870

	INDUSTRIALS	7.1%
27,000	Chiyoda Corp.		264,793
110,000	Fraser and Neave Ltd.		483,316
11,000	JGC Corp.		271,319
4,800	Siemens AG		434,594
76,000	Toyo Engineering Corp.		253,320
			1,707,342

	INFORMATION TECHNOLOGY	2.5%
13,100	Canon, Inc.		596,186

	MATERIALS	7.5%
2,350	Air Liquide S.A.		274,802
17,000	Air Water, Inc.		209,655
9,000	BHP Billiton Ltd.		303,499
13,000	BHP Billiton PLC		349,184
850	Rio Tinto Ltd.		50,583
20,850	Voestalpine AG		608,148
			1,795,871

	TELECOMMUNICATION SERVICES	2.0%
190,000	Vodafone Group PLC		488,168

	TOTAL COMMON STOCKS (Cost $24,685,150)		23,843,754

Principal Amount	Value
	SHORT-TERM INVESTMENT	0.2%
	Variable Rate Demand Deposit
$47,671	UMB Bank Money Market Fiduciary, 0.01%†		47,671

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,671)		47,671

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)

September 30, 2011
(Unaudited)

TOTAL INVESTMENTS (Cost $24,732,821)	99.2%	$23,891,425

Other Assets Less Liabilities	0.8%	188,066

NET ASSETS	100.0%	$24,079,491

* Non-income Producing
† Indicates yield as of September 30, 2011

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)

September 30, 2011

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	5.0%
Austria	2.5
France	14.6
Germany	11.8
Hong Kong	1.1
Italy	2.6
Japan	17.6
Netherlands	7.4
Singapore	4.1
Switzerland	12.6
United Kingdom	20.7
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

Note 1.	Federal Income Tax Information

At September 30, 2011, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$24,785,655
Unrealized appreciation	1,935,942
Unrealized depreciation	(2,830,172)
Net unrealized depreciation on investments	$(894,230)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.	Fair Value Measurements

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Sectors	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$4,453,869	$-	$4,453,869
Consumer Staples	-	4,856,356	-	4,856,356
Energy	835,638	4,057,344	-	4,892,982
Financials	-	3,405,110	-	3,405,110
Health Care	-	1,647,870	-	1,647,870
Industrials	-	1,707,342	-	1,707,342
Information Technology	-	596,186	-	596,186
Materials	-	1,795,871	-	1,795,871
Telecommunication Services	-	488,168	-	488,168
Short-term Investments	47,671	-	-	47,671
Total	$883,309	$23,008,116	$-	$23,891,425

In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be valued at their fair value using a quantitative methodology when certain triggering factors, representing a significant change in the value of U.S.-traded securities, occur.  In this circumstance, such securities are categorized as Level 2.  Such securities represent the only significant transfers between each of the three levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: November 23, 2011

By:	/s/ Matthew H. Taylor
Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date: November 23, 2011